UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

Annual Report

September 30, 2019

CrossingBridge Low Duration High Yield Fund

Institutional Class
(CBLDX)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Phone: 1-888-898-2780

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the shareholder reports for the CrossingBridge Low Duration High Yield Fund (the “Fund”) will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future Fund shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	15

STATEMENT OF OPERATIONS	16

STATEMENTS OF CHANGES IN NET ASSETS	17

FINANCIAL HIGHLIGHTS	18

NOTES TO FINANCIAL STATEMENTS	19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	29

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	30

ADDITIONAL INFORMATION	34

Management’s Discussion of Fund Performance and Analysis
(Unaudited)

Dear Shareholder,

The 2019 fiscal year for the CrossingBridge Low Duration High Yield Fund (“CBLDX” or the “Fund”) covers the twelve-month period of October 1, 2018 through September 30, 2019.  For the twelve-month fiscal period ended September 30, 2019, the Fund’s Institutional Class shares gained 2.71% while the ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index gained 3.42%, the ICE BofAML 1-3 Year U.S. Corporate Bond Index gained 5.35% and the ICE BofAML 0-3 Year U.S. Treasury Index gained 3.83%.

Monthly investment results for the fiscal year ranged from -0.19% in December 2018 to 0.73% in January 2019. The Fund generated positive returns for eight out of the twelve months during the fiscal year.  The median monthly return for the period was 0.24% and the Fund had a standard deviation of 0.94%.  For the twelve-month fiscal period ended, September 30, 2019, the Fund performed within our expectations.  During this period, the Fund’s average monthly duration was 0.45 with a range of 0.36 to 0.61; significantly shorter than the average duration of the ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index of 1.44, the ICE BofAML 1-3 Year U.S. Corporate Bond Index of 1.87 and the ICE BofAML 0-3 Year U.S. Treasury Index of 1.44.  In comparison to the ICE BoAML 0-3 Year U.S. High Yield Excluding Financials Index, the Fund generated 79% of the total return with 31% of the duration exposure.

The Fund had positive contributions from interest income and realized capital gains and had unrealized losses during the period.  100% of the income was distributed for a 1-year dividend yield of 2.93%.  The total return for the period was slightly lower as the NAV dropped from $10.06 on September 30, 2018 to $10.04 on September 30, 2019.

As economic and (geo)political uncertainties rise and the Fed has reverted back to a more dovish approach and is cutting rates, the Fund is maintaining its disciplined and measured approach and continues to strive for an attractive yield while maintaining a very short average effective maturity.  As of September 30, 2019, CBLDX’s estimated effective maturity was just under five months, of which over 70% of the Fund’s investments had an effective maturity of 90 days or less.  Under more normal interest rate and spread expectations, CBLDX would target a 0.75 – 1.50 duration.

The Fund purchases high yield debt as part of its core strategy.  Deemed speculative in nature by credit ratings because of elevated balance sheet leverage, the asset class has a greater potential for defaults and credit losses than government and investment grade debt.  However, we believe our “bottom-up” research approach significantly mitigates this risk.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

*Definitions: The ICE BofAML 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. The ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of the ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofAML U.S. Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index tracks the performance of short maturity U.S. dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Effective Maturity is the weighted average of the portfolio’s yield to worst date/work out date.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”)  and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to trade such shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2019 to
	April 1, 2019	September 30, 2019	September 30, 2019*
Actual	$1,000.00	$1,015.30	$4.65
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.46	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of September 30, 2019 is as follows:

Allocation of Portfolio Holdings
(% of Net Assets)

Average Annual Returns as of September 30, 2019

	One	Since
	Year	February 1, 2018[1]
Institutional Class Shares	2.71%	2.81%
ICE BofAML 0-3 Year U.S. High Yield
Excluding Financials Index	3.42%	4.26%
ICE BofAML 0-3 Year U.S. Treasury Index	3.83%	2.76%
ICE BofAML 1-3 Year U.S. Corporate Bond Index	5.35%	3.79%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofAML 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofAML 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $250,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

September 30, 2019

	Principal
	Amount	Value
BANK LOANS – 10.85%

Administrative and Support and Waste Management
and Remediation Services – 0.91%
Advanced Disposal Services, Inc.
4.197% (1 Month LIBOR + 2.250%), 11/10/2023 (a)	$1,033,185	$1,037,710
Monitronics International, Inc.
8.604% (1 Month LIBOR + 6.50%), 03/29/2024 (a)	138,485	127,960
		1,165,670

Arts, Entertainment, and Recreation – 0.15%
Town Sports International LLC
5.544% (1 Month LIBOR + 3.500%), 11/15/2020 (a)	222,240	197,238

Information – 6.06%
Infor US, Inc.
4.854% (3 Month LIBOR + 2.750%), 02/01/2022 (a)	1,095,230	1,098,056
Internap Corp.
8.310% (1 Month LIBOR + 7.000%), 04/06/2022 (a)	93,591	65,046
LSC Communications, Inc.
7.445% (1 Month LIBOR + 5.500%), 09/30/2022 (a)	1,166,710	981,979
Windstream Services LLC
4.550% (1 Month LIBOR + 2.500%), 02/26/2021 (a)	1,939,652	1,944,501
10.000% (PRIME + 5.000%), 03/30/2021 (a)	1,845,000	1,879,788
Zayo Group LLC
4.044% (1 Month LIBOR + 2.000%), 01/19/2021 (a)	1,839,566	1,845,508
		7,814,878

Manufacturing – 0.78%
Kinetic Concepts, Inc.
5.580% (3 Month LIBOR + 3.250%), 02/03/2024 (a)	1,003,865	1,007,424

Mining, Quarrying, and Oil and Gas Extraction – 2.95%
Crestwood Holdings LLC
9.540% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	114,303	109,517
EP Energy
5.537% (1 Month LIBOR + 3.500%), 11/23/2021 (a)(b)	2,351,000	2,327,490
Fieldwood Energy LLC
7.506% (3 Month LIBOR + 5.250%), 04/11/2022 (a)	1,575,000	1,372,652
		3,809,659
TOTAL BANK LOANS (Cost $14,280,278)		13,994,869

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2019

	Principal
	Amount	Value
COMMERCIAL PAPER – 20.04%

Information – 3.10%
Cox Enterprises, Inc.
2.012%, 10/02/2019 (c)	$4,000,000	$3,999,459

Manufacturing – 14.37%
Boston Scientific Corp.
2.228%, 10/11/2019 (c)	2,974,000	2,971,910
DuPont de Nemours, Inc.
2.269%, 12/02/2019 (c)	2,716,000	2,705,225
Keurig Dr. Pepper, Inc.
2.262%, 10/02/2019 (c)	1,887,000	1,886,748
LyondellBasell N.V.
2.144%, 10/24/2019 (c)	2,000,000	1,996,996
Molson Coors Brewing Co.
2.190%, 10/04/2019 (c)	3,950,000	3,948,992
Sherwin-Williams Co.
2.297%, 10/07/2019 (c)	2,975,000	2,973,713
The Campbell Soup Co.
2.421%, 10/07/2019 (c)	2,052,000	2,051,065
		18,534,649

Transportation and Warehousing – 2.57%
Royal Caribbean Cruises Ltd.
2.047%, 10/15/2019 (c)	3,323,000	3,319,878
TOTAL COMMERCIAL PAPER (Cost $25,855,825)		25,853,986

CONVERTIBLE BONDS – 6.87%

Manufacturing – 6.55%
Arconic, Inc.
1.625%, 10/15/2019	5,355,000	5,353,031
Finisar Corp.
0.500%, 12/15/2036	3,098,000	3,096,427
		8,449,458

Transportation and Warehousing – 0.32%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	398,000	416,678
TOTAL CONVERTIBLE BONDS (Cost $8,842,369)		8,866,136

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2019

	Principal
	Amount	Value

CORPORATE BONDS – 51.67%

Accommodation and Food Services – 0.26%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 01/15/2022 (d)(e)	$333,000	$333,067

Arts, Entertainment, and Recreation – 0.17%
Gaming Innovation Group PLC
8.967% (3 Month STIBOR + 9.000%), 06/28/2022 (a)(d)(f)	2,250,000	223,993

Construction – 2.00%
Lennar Corp.
4.500%, 11/15/2019	1,880,000	1,882,350
Toll Brothers Finance Corp.
6.750%, 11/01/2019	698,000	701,839
		2,584,189

Finance and Insurance – 0.69%
Icahn Enterprises LP
5.875%, 02/01/2022	876,000	887,497

Information – 18.01%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/2021	1,509,000	1,511,150
5.250%, 09/30/2022	1,951,000	1,977,046
		3,488,196

CDK Global, Inc.
3.800%, 10/15/2019	305,000	305,152
CenturyLink, Inc.
5.625%, 04/01/2020	1,653,000	1,682,093
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (e)	2,200,000	2,224,750
CSC Holdings LLC
5.375%, 07/15/2023 (e)	688,000	707,780
HC2 Holdings, Inc.
11.500%, 12/01/2021 (e)	622,000	550,470
Inmarsat Finance PLC
4.875%, 05/15/2022 (d)(e)	1,695,000	1,724,137
Lee Enterprises, Inc.
9.500%, 03/15/2022 (e)	868,000	872,340
Level 3 Financing, Inc.
6.125%, 01/15/2021	710,000	713,195
Level 3 Parent LLC
5.750%, 12/01/2022	3,073,000	3,092,975

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2019

	Principal
	Amount	Value
CORPORATE BONDS – 51.67% (CONTINUED)

Information – 18.01% (Continued)
Linkem S.p.A.
7.000% (3 Month EURIBOR + 7.000%), 08/05/2022 (a)(d)(g)	$2,044,000	$2,194,448
Mediacom Broadband Corp.
5.500%, 04/15/2021	679,000	681,546
Sprint Communications, Inc.
7.000%, 03/01/2020 (e)	2,871,000	2,924,831
TEGNA, Inc.
5.125%, 10/15/2019	2,076,000	2,078,336
		23,240,249

Manufacturing – 17.02%
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (d)(e)	3,697,000	3,794,046
Ball Corp.
4.375%, 12/15/2020	3,305,000	3,381,048
Briggs & Stratton Corp.
6.875%, 12/15/2020	389,000	399,697
Dell, Inc.
2.650%, 06/01/2020	1,489,000	1,489,696
Dell International LLC/EMC Corp.
5.875%, 06/15/2021	1,929,000	1,962,275
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(d)(g)	200,000	204,678
INVISTA Finance LLC
4.250%, 10/15/2019 (e)	3,330,000	3,333,730
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	2,663,108	2,672,029
Spectrum Brands, Inc.
6.625%, 11/15/2022	922,000	939,288
Welbilt, Inc.
9.500%, 02/15/2024	1,113,000	1,195,084
Xerox Corp.
5.625%, 12/15/2019	2,552,000	2,580,710
		21,952,281

Professional, Scientific, and Technical Services – 2.42%
Nielsen Finance LLC
4.500%, 10/01/2020	3,106,000	3,117,927

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2019

	Principal
	Amount	Value
CORPORATE BONDS – 51.67% (CONTINUED)

Transportation and Warehousing – 7.63%
American Airlines Group, Inc.
5.500%, 10/01/2019 (e)	$5,380,000	$5,380,000
Borealis Finance LLC
7.500%, 11/16/2022 (d)	325,000	307,125
Dynagas Finance, Inc.
6.250%, 10/30/2019 (d)	2,513,000	2,517,900
MPC Container Ships Invest BV
6.909% (3 Month LIBOR USD + 4.750%), 09/22/2022 (a)(d)	400,000	399,549
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (d)	200,000	204,989
Virgin Australia Holdings Ltd.
8.500%, 11/15/2019 (d)(e)	1,033,000	1,035,841
		9,845,404

Utilities – 3.32%
Pacific Gas & Electric Co.
3.500%, 10/01/2020 (b)	3,444,000	3,469,830
4.250%, 05/15/2021 (b)	534,000	538,672
3.250%, 09/15/2021 (b)	271,000	271,339
		4,279,841

Wholesale Trade – 0.15%
WESCO Distribution, Inc.
5.375%, 12/15/2021	197,000	198,970
TOTAL CORPORATE BONDS (Cost $66,551,728)		66,663,418

	Shares

SPECIAL PURPOSE ACQUISITION COMPANIES – 5.15%
Gordon Pointe Acquisition Corp. – Class A (h)	60,778	636,953
Mudrick Capital Acquisition Corp. (h)	102,400	1,049,088
Sentinel Energy Services, Inc. (h)	340,476	3,496,689
Twelve Seas Investment Co. (d)(h)	142,300	1,457,152
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $6,528,421)		6,639,882

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2019

	Shares	Value
MONEY MARKET FUNDS – 6.55%
First American Government Obligations Fund – Class X, 1.870% (i)	1,600,056	$1,600,056
First American Treasury Obligations Fund – Class X, 1.890% (i)	6,854,485	6,854,485
TOTAL MONEY MARKET FUNDS (Cost $8,454,541)		8,454,541
Total Investments (Cost $130,513,162) – 101.13%		130,472,832
Liabilities in Excess of Other Assets – (1.13)%		(1,453,984)
Total Net Assets – 100.00%		$129,018,848

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at September 30, 2019.
(b)	Represents a security in default.
(c)	Zero coupon security. The effective yield is listed.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(f)	Principal Amount denominated in Swedish Krona.
(g)	Principal Amount denominated in Euros.
(h)	Non-income producing security.
(i)	Seven day yield as of September 30, 2019.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Assets and Liabilities

September 30, 2019

ASSETS
Investments, at value (cost $130,513,162)	$130,472,832
Cash	27,721
Receivables:
Fund shares sold	1,627,605
Interest	1,102,180
Investments sold	5,376
Other assets	10,562
TOTAL ASSETS	133,246,276
LIABILITIES
Payables:
Investments purchased	4,025,104
Fund shares redeemed	84,365
To Adviser	43,127
To affiliates	28,426
Shareholder service fees	6,028
Accrued expenses and other liabilities	40,378
TOTAL LIABILITIES	4,227,428
NET ASSETS	$129,018,848
Net assets consist of:
Paid-in capital	$129,004,922
Total distributable earnings	13,926
NET ASSETS	$129,018,848

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	12,855,401
Net asset value, offering, and redemption price per share	$10.04

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Operations

For the Year Ended September 30, 2019

INVESTMENT INCOME
Interest income	$2,867,831
TOTAL INVESTMENT INCOME	2,867,831
EXPENSES
Management fees	477,573
Administration and accounting fees	85,870
Federal and state registration fees	42,726
Shareholder servicing fees – Institutional Class	40,723
Transfer agent fees and expenses	40,457
Audit and tax fees	21,501
Legal fees	17,161
Custody fees	15,299
Pricing fees	13,806
Chief Compliance Officer fees	10,798
Trustees’ fees	10,461
Reports to shareholders	7,716
Other expenses	8,748
TOTAL EXPENSES	792,839
Expense recoupment by Adviser (Note 4)	6,032
Less waivers and reimbursement by Adviser (Note 4)	(96,889)
NET EXPENSES	701,982
NET INVESTMENT INCOME	2,165,849
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	47,964
Foreign currency translation	(3,942)
44,022
Net change in unrealized appreciation/(depreciation) on:
Investments	(96,142)
Foreign currency translation	(37)
(96,179)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(52,157)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,113,692

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Changes in Net Assets

		For the Period from
		February 1, 2018(1)
	For Year Ended	through
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment income	$2,165,849	$361,442
Net realized gain/(loss) on:
Investments	47,964	19,071
Foreign currency translation	(3,942)	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	(96,142)	55,812
Foreign currency translation	(37)	(16)
Net increase in net assets from operations	2,113,692	436,309

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(2,189,123)	(346,952)
Net decrease in net assets resulting
from distributions paid	(2,189,123)	(346,952)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	99,181,908	52,856,029
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	1,347,199	186,182
Payments for shares redeemed –
Institutional Class	(17,262,208)	(7,304,188)
Net increase in net assets from
capital share transactions	83,266,899	45,738,023
TOTAL INCREASE IN NET ASSETS	83,191,468	45,827,380

NET ASSETS:
Beginning of Year/Period	45,827,380	—
End of Year/Period	$129,018,848	$45,827,380

(1)	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Institutional Class

			Period from
			February 1,
	For Year		2018(1)
	Ended		through
	September 30,		September 30,
	2019		2018
Net Asset Value, Beginning of Year/Period	$10.06		$10.00

Income from investment operations:
Net investment income(2)	0.29		0.17
Net realized and unrealized gain (loss)
on investments(3)	(0.02)		0.02
Total from investment operations	0.27		0.19

Less distributions paid:
From net investment income	(0.29)		(0.13)
From net realized gains	(0.00	)(4)	—
Total distributions paid	(0.29)		(0.13)

Net Asset Value, End of Year/Period	$10.04		$10.06

Total return(5)	2.71%		1.95%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$129,019		$45,827

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	1.08%		1.90%
After waivers and reimbursements of expenses(6)	0.96%		1.00%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	2.83%		1.64%
After waivers and reimbursements of expenses(6)	2.95%		2.54%
Portfolio turnover rate(7)	198.63%		76.70%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)	Less than $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements
September 30, 2019

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The CrossingBridge Low Duration High Yield Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital with a low duration mandate.  The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018.  The Fund has registered both an Investor Class and Institutional Class of shares.  During the fiscal year ended September 30, 2019, only the Institutional Class was operational.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Fund’s investment adviser.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued.  Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$—	$13,994,869	$—	$13,994,869
Special Purpose
Acquisition Companies	5,590,794	1,049,088	—	6,639,882
Convertible Bonds	—	8,866,136	—	8,866,136
Corporate Bonds	—	66,663,418	—	66,663,418
Commercial Paper	—	25,853,986	—	25,853,986
Money Market Funds	8,454,541	—	—	8,454,541
Total Assets	$14,045,335	$116,427,497	$—	$130,472,832

(1)	See the Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the year ended September 30, 2019.

The Fund did not invest in derivative securities or engage in hedging activities during the fiscal year ended September 30, 2019.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the fiscal year ended September 30, 2019, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2019, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized capital gains at least annually.  The Fund may make additional distributions if deemed to be desirable during the year.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

(f)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Shareholder servicing fees are expensed up to 0.10% of average daily net assets of the Fund’s Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds.  Interest income is recognized on an accrual basis.  Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i)	Loan Participation

When purchasing participation interests in a loan, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended September 30, 2019, and for the fiscal period ended September 30, 2018, were as follows:

	September 30, 2019	September 30, 2018(1)
Ordinary Income	$2,189,123	$346,952

(1)	Commencement of investment operations was February 1, 2018.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2019.

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$130,552,321
Gross tax unrealized appreciation	477,116
Gross tax unrealized depreciation	(556,656)
Total net tax unrealized depreciation on investments	$(79,540)
Undistributed ordinary income	202,903
Undistributed long-term capital gain	—
Total distributable earnings	$202,903
Other accumulated losses	(109,437)
Total accumulated earnings/(losses)	$13,926

At September 30, 2019, the Fund had $91,123 of short-term losses remaining which will be carried forward indefinitely to offset future realized capital gains.  The Fund had no long-term capital losses to carryforward.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended September 30, 2019.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, no adjustments were required to be made to the Statement of Assets and Liabilities due to permanent differences between total distributable earnings and paid-in capital.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of the Fund’s average daily net assets.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) do not exceed the Fund’s average daily net assets as follows:

Expense
Limitation Cap	Expiration Date
0.80%(1)	October 31, 2021

(1)	The Expense Cap was previously 0.90% from February 1, 2018 through October 31, 2019.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment.  During the year ended September 30, 2019, the Adviser recouped $6,032 of previously waived expenses.  The following table shows the remaining waiver or reimbursed expenses for the Fund subject to potential recovery expiring:

September 30, 2021	$121,938
September 30, 2022	$96,889

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  The Fund incurred no fees pursuant to the 12b-1 Plan during the year ended September 30, 2019 as the Investor Class was not operational during the year.

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which currently authorizes the Fund to pay up to 0.10% of the Fund’s average daily net assets attributable to Institutional Class shares to other financial institutions for shareholder servicing (however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time). The following table details the fees incurred for Institutional Class shares for the Fund pursuant to the Shareholder Servicing Plan during the year ended September 30, 2019, as well as the fees owed as of September 30, 2019.

	Fees Incurred	Fees Owed
Shareholder Servicing Plan	$40,723	$6,028

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the transfer agent to the Fund and provides pricing services to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian.  Fees incurred for the year ended September 30, 2019, and owed as of September 30, 2019, are as follows:

	Fees Incurred	Fees Owed
Fund Administration and Accounting	$99,676	$16,371
Transfer Agency	$40,457	$7,506
Custody	$15,299	$2,632

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of Fund Services and U.S. Bank. Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended September 30, 2019, and owed as of September 30, 2019, is as follows:

	Fees Incurred	Fees Owed
Chief Compliance Officer	$10,798	$1,917

The Fund also has a line of credit with U.S. Bank (See Note 10).

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

		Fiscal
	Year Ended	Period Ended
	September 30,	September 30,
Institutional Class	2019	2018(1)
Shares sold	9,886,868	5,265,832
Shares reinvested	134,434	18,537
Shares redeemed	(1,720,625)	(729,645)
Net Increase	8,300,677	4,554,724

(1)	Commencement of investment operations was February 1, 2018.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2019 are summarized below:

Purchases	Sales
$120,665,681	$82,493,558

There were no purchases or sales of U.S. government securities in the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At September 30, 2019, Charles Schwab & Co., Inc. held 64.15% of the Fund.

(10)	Line of Credit

At September 30, 2019, the Fund had a line of credit in the amount of the lesser of $5,000,000 or 20% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 8, 2020. The unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank.  Interest will be accrued at the prime rate (5.00% as of September 30, 2019).  During the fiscal year ended September 30, 2019, the Fund did not utilize the line of credit.

(11)	Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On October 31, 2019, the Fund declared and paid a distribution of $269,052 to the Institutional Class shareholders of record on October 30, 2019.

As further discussed in Note 4, effective November 1, 2019, the Board of Trustees of the Trust, based upon the recommendation of the Adviser, approved a 0.10% reduction to the Expense Limitation Cap so that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.80% of the Fund’s average daily net assets through at least October 31, 2021.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

On November 27, 2019, the Fund declared and paid a distribution of $268,025 to the Institutional Class shareholders of record on November 26, 2019.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
September 30, 2019

(12)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this provision.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of CrossingBridge Low Duration High Yield Fund and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CrossingBridge Low Duration High Yield Fund (the “Fund”), a series of Trust for Professional Managers, as of September 30, 2019, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the year then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two periods in the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Funds advised by CrossingBridge Advisors, LLC since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 27, 2019

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 22, 2019 to consider the renewal of an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Low Duration High Yield Fund (the “Fund”), a series of the Trust, and CrossingBridge Advisors, LLC (“CrossingBridge”), the Fund’s investment adviser.  The Trustees also met at a prior meeting held on June 13, 2019 (the “June 13, 2019 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2020.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of David K. Sherman and Michael De Kler, the Fund’s portfolio managers and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues. The Trustees also noted any services that extended beyond portfolio

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

management, and they considered the brokerage practices of the Adviser. The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Fund for the year-to-date and one-year periods ended April 30, 2019. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Fund on both an absolute basis and in comparison to a benchmark index (the BAML 0-3 Year U.S. HY Index ex Financials Index and in comparison to a peer group of funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. high-yield bond funds) (the “Morningstar Peer Group”). The Trustees also reviewed the performance of the Institutional Class shares of the Fund in comparison to a peer group of short-term bond funds (the “Short-Term Bond Peer Group”) and in comparison to a peer group of seven funds selected by the Adviser (the “Adviser Peer Group”), each of which as constructed by data presented by Morningstar Direct for the period ended, May 31, 2019.

The Trustees noted the performance for the Institutional Class shares of the Fund for each of the year-to-date and one-year periods ended May 31, 2019 was below the Morningstar Peer Group, the Short-Term Bond Fund Peer Group and Adviser Peer Group medians. The Trustees noted that for the quarter, one-year and since inception periods ended March 31, 2019, the Institutional Class shares of the CrossingBridge Low Duration High Yield Fund had underperformed the BAML 0-3 Year US HY Index ex Financials. The Trustees noted the Adviser’s explanation of underperformance was due to the Fund’s much shorter duration.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that, despite comparative underperformance for certain periods reviewed, the Fund and its shareholders could benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

peer group selection. The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, the Short-Term Bond Peer Group and the Adviser Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Fund’s operations since its inception and has not yet recouped those subsidies. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Fund, as well as the Fund’s brokerage practices, noting the Adviser makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 13, 2019 meeting and the July 22, 2019 meeting at which the Advisory Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.61%, but below the Short-Term Bond Peer Group average of 0.67% and the Adviser Peer Group average of 0.67%. The Trustees observed that the Fund’s total expense ratio of 1.00% for Institutional Class shares (net of fee waivers and expense reimbursements and which includes a 0.10% shareholder servicing plan fee) was above the Morningstar Peer Group, Short-Term Bond Peer Group and Adviser Peer Group averages (each of which exclude Rule 12b-1 fees) of 0.79%, 0.82% and 0.83%, respectively.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis provided by the Adviser, that the Adviser was not realizing profits in connection with its management of the Fund, and the Trustees further concluded that the Adviser maintained adequate profit levels to support the services to the Fund from the revenue of its overall investment advisory business, despite its subsidies to support the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure and any applicable expense waivers,

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund, noting that the Adviser receives no soft dollar benefits from its relationship with the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2020 as being in the best interests of the Fund and its shareholders.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended September 30, 2019, 0.87% of the Fund’s taxable ordinary income distributions were designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k).

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Independent Trustees

Michael D.	Trustee	Indefinite	27	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019-	investment
				present);	company with
				Professor,	two portfolios).
Department of
Accounting
(2004-2019);
Chair,
Department
of Accounting
(2004-2017),
Marquette
University.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Gary A. Drska	Trustee	Indefinite	27	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	27	Retired (2011–	Independent
615 E. Michigan St.		Term; Since		present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing	Gottex Trust
Year of Birth: 1943		2009		Director, Chief	(an open-end
				Administrative	investment
				Officer (“CAO”)	company)
				and Chief	(2010–2016);
				Compliance	Independent
				Officer (“CCO”),	Manager,
				Granite Capital	Ramius IDF
				International	fund complex
				Group, L.P.	(two closed-end
				(an investment	investment
				management	companies)
				firm) (1994–	(2010–2015);
				2011).	Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	27	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief	open-end
Year of Birth: 1962		2001		Operating	investment
				Officer	company)
				(2016–present),	(2003–2017);
				Executive Vice	Trustee, USA
				President	MUTUALS
				(1994–2017),	(an open-end
				U.S. Bancorp	investment
				Fund Services,	company)
				LLC.	(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and Anti-			present); Vice
	Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance
Counsel (2013–
2015), Heartland
Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019-present);
Partner, Practus,
LLP (2018-2019);
Counsel, Drinker
Biddle & Reath
(2016-2018);
Counsel,
Huntington
Bancshares
Inc. (2011-2015).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-898-2780. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Shareholders may view the Fund’s Forms N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

 CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on December 10, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$18,000	$16,000
Audit-Related Fees	0	0
Tax Fees	3,500	3,500
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 10, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/John Buckel
John Buckel, President

Date    December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/John Buckel
John Buckel, President

Date    December 5, 2019

By (Signature and Title)*       /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    December 5, 2019

* Print the name and title of each signing officer under his or her signature.